As filed with the Securities and Exchange Commission on January 15, 2013
Securities Act Registration File No. 333-184337

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_] Pre-Effective Amendment No. ___
[X] Post-Effective Amendment No. 1

(Check appropriate box or boxes.)

DREXEL HAMILTON MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

45 Rockefeller Plaza, Suite 2000 New York, New York 10111
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (855) 298-4236

Andrew Bang, President
45 Rockefeller Plaza, Suite 2000
New York, New York 10111
(Name and Address of Agent for Service)

Copy to:
Paul M. Miller, Esq.
Seward & Kissel LLP
901 K Street, N.W., Suite 800
Washington, D.C. 20001

It is proposed that this Registration Statement become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. The filing is being made solely for the purpose of adding Exhibit 12 to the Registrant's Registration Statement on Form N-14 (File No. 333-184337), as filed with the Securities and Exchange Commission on October 9, 2012, as previously supplemented to date.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

PART A. INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of the Form N-14 Registration Statement of Drexel Hamilton Mutual Funds (the "Registrant") under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the "SEC") on October 9, 2012, as previously supplemented to date (File No. 333-184337).

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Form N-14 Registration Statement of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on October 9, 2012, as previously supplemented to date (File No. 333-184337).

PART C
OTHER INFORMATION

ITEM 15.  Indemnification

It is the Trust's policy to indemnify its trustees, directors, officers, employees and other agents to the extent permitted under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts, as set forth in Article VII of the Amended and Restated Declaration of Trust of the Trust (the "Declaration of Trust"). The Declaration of Trust contains the following provisions:

Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Adviser or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection (b) below: (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

This description is modified in its entirety by the Declaration of Trust, which was filed as Exhibit (a) to Post-Effective Amendment No. 1 to the registration statement of the Trust (the "Registration Statement"), filed with the Securities and Exchange Commission (the "Commission") on August 31, 2012 and incorporated by reference.

In addition, the Sub-Advisory Agreement between the Adviser and Centre Asset Management, LLC, the sub-adviser to Drexel Hamilton Centre American Equity Fund (the "Sub-Advisory Agreement") provides that (i) the sub-adviser shall indemnify the Adviser and the Trust, and their respective officers, directors and "controlling persons" for any liability and reasonable expenses, including reasonable attorneys' fees, which may be sustained as a result of the sub-adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties or obligations hereunder or any violations of applicable law, and (ii) the Adviser shall indemnify the sub-adviser and its officers, directors and "controlling persons" for any liability and reasonable expenses, including reasonable attorneys' fees, which may be sustained as a result of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties and obligations hereunder or any violations of applicable law.

This description is modified in its entirety by the provisions of the Sub-Advisory Agreement, which was filed as Exhibit (d)(2) to Pre-Effective Amendment No. 1 to the Registration Statement filed with the Commission on September 15, 2011 and incorporated by reference.

The Distribution Agreement, Amended and Restated Custodian Agreement and Transfer Agency and Services Agreement also provide for indemnification. The general effect of these provisions is to indemnify the relevant entities, and to be indemnified by such relevant entities, against liability and expenses in certain circumstances. This description is modified in its entirety by the relevant provisions of the Agreements. The Distribution Agreement was filed as Exhibit (e)(1) to Pre-Effective Amendment No. 2 to the Registration Statement filed with the Commission on October 21, 2011, the Amended and Restated Custodian Agreement was filed as Exhibit (g) to Post-Effective Amendment No. 1 to the Registration Statement filed with the Commission on August 31, 2012 and the Transfer Agency and Services Agreement was filed as Exhibit (h)(2) to Pre-Effective Amendment No. 1 to the Registration Statement filed with the Commission on September 15, 2011, and are incorporated by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 16.  Exhibits

(1)	Amended and Restated Declaration of Trust. - Incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 1 to the Registration Statement filed with the Commission on August 31, 2012.

(2)	By-Laws of Registrant. - Incorporated by reference to Exhibit B to the Registration Statement filed with the Commission on April 5, 2011.

(3)	Voting Trust Agreements. - Not Applicable.

(4)	Form of Agreement and Plan of Reorganization and Termination. - Incorporated by reference from Appendix G to Part A to the Registration Statement on Form N-14, dated October ____ 2012.

(5)	Articles III, V, and VI of the Declaration of Trust define the rights of holders of the securities being registered. - See Exhibit 16(1) hereto.

(6)
(a) Amended and Restated Advisory Agreement, dated October 1, 2012, between the Adviser and the Registrant on behalf of its series, Drexel Hamilton Centre American Equity Fund and Drexel Hamilton Centre Global Equity Fund. - Incorporated by reference to Exhibit (D)(1) of the Registration Statement on Form N-1A (File No. 333-173306), filed with the Commission on December 31, 2012.

(b) Sub-Advisory Agreement between the Adviser and Centre Asset Management, LLC, as sub-adviser to the Drexel Hamilton Centre American Equity Fund. - Incorporated by reference to Exhibit (d)(2) to Pre-Effective Amendment No. 1 to the Registration Statement filed with the Commission on September 15, 2011.

(7)
(a)  Distribution Agreement, dated June 28, 2011, between the Registrant and ALPS Distributors, Inc. ("Distribution Agreement"). - Incorporated by reference to Exhibit (e) to Pre-Effective Amendment No. 2 to the Registration Statement filed with the Commission on October 21, 2011.

(b)   Amendment No. 1 to Distribution Agreement, dated August 29, 2012. - Incorporated by reference to Exhibit (e)(2) Post-Effective Amendment No. 1 to the Registration Statement filed with the Commission on August 31, 2012.

(8)	Bonus, profit sharing, pension or other similar contracts or arrangements. – Not applicable.

(9)
Form of Amended and Restated Custodian Agreement between the Registrant and Union Bank, N.A. - Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 1 to the Registration Statement filed with the Commission on August 31, 2012.

(10)	Service and Distribution Plan Under Rule 12b-1. - Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 1 to the Registration Statement filed with the Commission on August 31, 2012.

(11)
Opinion and Consent of Seward & Kissel LLP regarding the legality of issuance of shares. – Incorporated by reference to Exhibit (11) of the Registration Statement on Form N-14 (File No. 333-184337), filed with the Commission on October 9, 2012.

(12)	Opinion and Consent of Seward & Kissel LLP regarding certain tax matters. – Filed herewith.

(13)
(a)(1) Administration, Bookkeeping and Pricing Services Agreement, dated June 28, 2011, between the Registrant and ALPS Fund Services, Inc. ("Administration Agreement"). - Incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 1 to the Registration Statement filed with the Commission on September 15, 2011.

(a)(2) Amendment No 1 to Administration Agreement, dated October 21, 2011. - Incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 2 to the Registration Statement filed with the Commission on October 21, 2011.

(a)(3) Amendment No. 2 to Administration Agreement, dated August 29, 2012. - Incorporated by reference to Exhibit (h)(1)(B) to Post-Effective Amendment No. 1 to the Registration Statement filed with the Commission on August 31, 2012.

(b)(1) Transfer Agency and Services Agreement, dated June 28, 2012, between the Registrant and ALPS Fund Services, Inc. ("Transfer Agency Agreement"). - Incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 1 to the Registration Statement filed with the Commission on September 15, 2011.

(b)(2) Amendment No. 1 to Transfer Agency Agreement, dated August 29, 2012. - Incorporated by reference to Exhibit (h)(2)(A) to Post-Effective Amendment No. 1 to the Registration Statement filed with the Commission on August 31, 2012.

(c)(1) Expense Limitation Agreement, dated November 14, 2011, between the Registrant and the Adviser with respect to Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund and the Drexel Hamilton FOUR European Equity Fund. - Incorporated by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 5 to the Registration Statement filed with the Commission on November 16, 2011.

(14)
(a)(1) Consent of Rothstein Kass, Independent Registered Public Accounting Firm for Drexel Hamilton Centre American Equity Fund - Incorporated by reference to Exhibit (14)(a)(1) of the Registration Statement on Form N-14 (File No. 333-184337), filed with the Commission on October 9, 2012.

(a)(2) Consent of Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm for Ameristock Mutual Fund, Inc. - Incorporated by reference to Exhibit (14)(a)(2) of the Registration Statement on Form N-14 (File No. 333-184337), filed with the Commission on October 9, 2012.

(15)	Financial statements omitted pursuant to Item 14(a)(1). – Not Applicable.

(16)	(a)(1) Powers of Attorney. - Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement filed with the Commission on September 15, 2011.

(a)(2) Power of Attorney of Mr. Marinaro. - Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement filed with the Commission on August 31, 2012.

(17)	Additional Exhibits – Not Applicable.

ITEM 17. Undertakings

(1)
Registrant hereby agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2)
Registrant hereby agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for filing on Form N-14 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 15th day of January 2013.

DREXEL HAMILTON MUTUAL FUNDS

By:	/s/ Andrew Bang
Andrew Bang
President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

/s/ Andrew Bang	President and Treasurer	January 15, 2013
Andrew Bang

/s/ Dr. James L. Grant*	Trustee	January 15, 2013
Dr. James L. Grant

/s/ Dr. Aloke Ghosh*	Trustee	January 15, 2013
Dr. Aloke Ghosh

/s/ James A. Abate	Trustee	January 15, 2013
James A. Abate

/s/ Joseph Marinaro*	Trustee	January 15, 2013
Joseph Marinaro

*By: /s/ Andrew Bang
Andrew Bang,
Attorney-in-Fact (pursuant to powers of attorney dated June 28, 2011 and filed with Pre-Effective Amendment No. 1 to the Registration Statement filed with the Commission on September 15, 2011)

INDEX TO EXHIBITS

Exhibit No.                                Description of Exhibits

(12)                                    Tax Opinion and Consent of Seward & Kissel LLP